Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement [Abstract]
Net Revenues	$ 42,872	259,534	171,527	232,332
Operating expenses:
Cost of services	(4,595)	(27,818)	(18,476)	(24,425)
Sales and marketing	(13,974)	(84,596)	(45,794)	(52,471)
General and administrative	(12,090)	(73,190)	(57,784)	(101,996)
Service development expenses	(4,739)	(28,686)	(26,571)	(19,566)
Write-off of deferred initial public offering expenses			(6,404)
Total operating expenses	(35,398)	(214,290)	(155,029)	(198,458)
Other operating income	2,405	14,560	4,193	6,455
Government grant	461	2,792	2,242	1,778
Other operating expenses	(442)	(2,678)	(1,821)	(296)
Operating profit	9,898	59,918	21,112	41,811
Interest income	340	2,058	1,132	243
Interest expense	(893)	(5,407)
Changes in fair value of the derivative component of the convertible note, note 9	(4,429)	(26,809)
Income before income tax	4,916	29,760	22,244	42,054
Income tax benefit (expenses), note 11	12,603	76,294	(18,001)	(28,497)
Net income	17,519	106,054	4,243	13,557
Other Comprehensive income, net of tax
Foreign currency translation gain (loss)	(908)	(5,496)	58	(224)
Comprehensive income	$ 16,611	100,558	4,301	13,333
Earnings per share for Class A and Class B ordinary shares outstanding:, note 18
Basic	$ 0.07	0.45	0.02	0.06
Diluted	$ 0.07	0.41	0.02	0.06
Earnings per ADS (1 ADS represents 10 Class A ordinary shares), note 18
Basic	$ 0.74	4.45
Diluted	$ 0.67	4.08
Weighted average number of Class A and Class B ordinary shares outstanding:, note 18
Basic	238,342,685	238,342,685	229,374,777	230,768,220
Diluted	259,729,367	259,729,367	233,678,481	237,243,569